Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments and Fair Value Disclosures [Abstract]
Non-recurring Fair Value Measurement of Investment in Related Party
11.	Financial Instruments and Fair Value Disclosures: (continued):

The following is a tabular presentation of the non-recurring fair value measurement of Investment in related party.

	June 30, 2023	Significant other observable inputs (Level 2)	Total gain / (loss)
Non-recurring fair value measurements
Investment in related party (Note 4)	117,222,135	117,222,135	—
Total investment in related party	$117,222,135	$117,222,135	$—